Schedule of related party transactions (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Related Party Transaction [Line Items]
Total		$ 60,407
Total	6,700	230,769	186,073
Mr Chi Kin Kelvin Yeung [Member]
Related Party Transaction [Line Items]
Total	6,700	230,769	186,073
Tak Wan Construction & Drilling Co Limited [Member]
Related Party Transaction [Line Items]
Total		$ 60,407